Label	Element	Value
Innovator Premium Income 30 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.80%
Innovator Premium Income 30 Barrier ETF® - April | S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $4,504.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.90%
Innovator Premium Income 30 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Innovator Premium Income 30 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Innovator Premium Income 30 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 30 Barrier ETF® - April | S&P 500 Mini Index, Expiration: 03/31/2027; Exercise Price: $456.99 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator Premium Income 30 Barrier ETF® - April | S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $4,569.86 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(23.00%)